SEGMENT INFORMATION - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenue	$ 425,772	$ 433,893	$ 476,659
Segment operating profit/(loss)	5,755	7,552	(5,333)
Depreciation and amortization (including depreciation from right of use assets)	(6,211)	(5,835)	(5,494)
Impairment of property, plant and equipment	0	0	(7)
Net impairment loss on financial and contract assets	(4,640)	(508)	(220)
Interest income	205	120	123
Interest expense	(2,399)	(1,488)	(1,097)
Income tax (expense)/benefit	(162)	(2,808)	1,345
Other disclosures
Capital expenditure	4,294	3,808	8,551
North Asia
Revenues
Revenue	58,649	77,329	107,032
Thailand
Revenues
Revenue	166,925	171,841	197,779
ROW
Revenues
Revenue	200,198	184,723	171,848
Segment operating profit/(loss)
Revenues
Segment operating profit/(loss)	8,303	10,645	(2,324)
Depreciation and amortization (including depreciation from right of use assets)	(6,132)	(5,753)	(5,392)
Impairment of property, plant and equipment	0	0	(7)
Net impairment loss on financial and contract assets	(4,640)
Interest income	200	119	122
Interest expense	(2,395)	(1,486)	(1,005)
Income tax (expense)/benefit	(645)	(2,753)	580
Other disclosures
Capital expenditure	4,291	3,807	7,614
Segment operating profit/(loss) | North Asia
Revenues
Segment operating profit/(loss)	1,794	241	4,523
Depreciation and amortization (including depreciation from right of use assets)	(1,506)	(1,247)	(1,074)
Impairment of property, plant and equipment	0	0	0
Net impairment loss on financial and contract assets	(10)
Interest income	103	68	43
Interest expense	(30)	(91)	(285)
Income tax (expense)/benefit	26	(354)	(2,104)
Other disclosures
Capital expenditure	1,952	1,486	11
Segment operating profit/(loss) | Thailand
Revenues
Segment operating profit/(loss)	(2,119)	2,636	(13,537)
Depreciation and amortization (including depreciation from right of use assets)	(3,202)	(3,058)	(2,752)
Impairment of property, plant and equipment	0	0	(7)
Net impairment loss on financial and contract assets	(4,530)
Interest income	86	49	76
Interest expense	(1,590)	(787)	(380)
Income tax (expense)/benefit	(39)	(420)	4,223
Other disclosures
Capital expenditure	1,629	1,780	5,585
Segment operating profit/(loss) | ROW
Revenues
Segment operating profit/(loss)	8,628	7,768	6,690
Depreciation and amortization (including depreciation from right of use assets)	(1,424)	(1,448)	(1,566)
Impairment of property, plant and equipment	0	0	0
Net impairment loss on financial and contract assets	(100)
Interest income	11	2	3
Interest expense	(775)	(608)	(340)
Income tax (expense)/benefit	(632)	(1,979)	(1,539)
Other disclosures
Capital expenditure	710	541	2,018
Corporate expense adjustments and eliminations
Revenues
Segment operating profit/(loss)	(2,548)	(3,093)	(3,009)
Depreciation and amortization (including depreciation from right of use assets)	(79)	(82)	(102)
Impairment of property, plant and equipment	0	0	0
Net impairment loss on financial and contract assets	0
Interest income	5	1	1
Interest expense	(4)	(2)	(92)
Income tax (expense)/benefit	483	(55)	765
Other disclosures
Capital expenditure	3	1	937
External customers
Revenues
Revenue	425,772	433,893	476,659
External customers | Segment operating profit/(loss)
Revenues
Revenue	425,772	433,893	476,659
External customers | Segment operating profit/(loss) | North Asia
Revenues
Revenue	58,649	77,329	107,032
External customers | Segment operating profit/(loss) | Thailand
Revenues
Revenue	166,925	171,841	197,779
External customers | Segment operating profit/(loss) | ROW
Revenues
Revenue	200,198	184,723	171,848
External customers | Corporate expense adjustments and eliminations
Revenues
Revenue	0	0	0
Inter-segment
Revenues
Revenue	0	0	0
Inter-segment | Segment operating profit/(loss)
Revenues
Revenue	8	(5)	7
Inter-segment | Segment operating profit/(loss) | North Asia
Revenues
Revenue	0	0	0
Inter-segment | Segment operating profit/(loss) | Thailand
Revenues
Revenue	8	(5)	7
Inter-segment | Segment operating profit/(loss) | ROW
Revenues
Revenue	0	0	0
Inter-segment | Corporate expense adjustments and eliminations
Revenues
Revenue	$ (8)	$ 5	$ (7)